LVIP American Balanced Allocation Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Fixed Income Fund–2.98%
✢American Funds Insurance Series®– Mortgage Fund	2,423,710	$ 26,054,887
Total Affiliated Investment (Cost $24,780,914)		26,054,887

UNAFFILIATED INVESTMENTS–97.01%
INVESTMENT COMPANIES–97.01%
Asset Allocation Fund–15.12%
✧American Funds®– Capital Income Builder	2,157,526	131,975,886
		131,975,886
Equity Funds–31.00%
✧American Funds®– American Mutual Fund	1,254,043	53,397,140
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	4,862,716	61,318,851
Growth Fund	1,436,590	103,664,335
Growth-Income Fund	1,107,863	52,324,349
		270,704,675
Fixed Income Funds–31.83%
✧American Funds®-
Bond Fund of America	11,758,942	156,276,341
High-Income Trust	1,754,519	17,475,014
Intermediate Bond Fund of America	5,122,283	69,509,374
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	2,765,563	$ 34,652,505
		277,913,234
Global Equity Funds–5.94%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,179,592	17,505,141
Global Small Capitalization Fund	1,413,500	34,362,189
		51,867,330
Global Fixed Income Fund–1.98%
✢American Funds Insurance Series®– Global Bond Fund	1,423,613	17,282,659
		17,282,659
International Equity Funds–11.14%
✢American Funds Insurance Series®-
International Fund	3,667,510	70,929,644
New World Fund	1,105,215	26,315,164
		97,244,808
Total Unaffiliated Investments (Cost $761,720,185)		846,988,592

TOTAL INVESTMENTS–99.99% (Cost $786,501,099)	873,043,479
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	91,988
NET ASSETS APPLICABLE TO 69,141,414 SHARES OUTSTANDING–100.00%	$873,135,467

✢ Class 1 shares.
✧ Class R-6 shares.
See accompanying notes.
LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$26,054,887	$—	$—	$26,054,887
Unaffiliated Investment Companies	846,988,592	—	—	846,988,592
Total Investments	$873,043,479	$—	$—	$873,043,479
There were no Level 3 investments at the beginning or end of the period.
LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-2.98%@
Fixed Income Fund-2.98%@
✢American Funds Insurance Series - Mortgage Fund	$25,476,497	$1,882,370	$2,424,186	$27,966	$1,092,240	$26,054,887	2,423,710	$116,872	$—

@ As a percentage of Net Assets as of September 30, 2019.
✢ Class 1 shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Balanced Allocation Fund–3